                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|;   Amendment Number:__________

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Castle Creek Arbitrage, LLC
Address: 111 West Jackson Blvd, Suite 2000
         Chicago, IL 60604

Form 13F File Number: 28-11853

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William Shimanek
Title: Compliance Officer
Phone: 312 692 5011

Signature, Place, and Date of Signing:


/s/ William J. Shimanek        Chicago, Illinois           November 14, 2006
-------------------------   -----------------------   --------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   __________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       124

Form 13F Information Table Value Total:     586,722
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.   Form 13F File Number   Name

     ___   28-_________________   ________________________
     [Repeat as necessary.]

Column 1                         Column 2  Column 3 Column 4         Column 5          Column 6  Column 7        Column 8
-------------------------------- -------- --------- -------- ------------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                 TITLE OF             VALUE    SHRS OR  SH/      PUT/ INVESTMENT OTHER    ----------------
NAME OF ISSUER                     CLASS      CUSIP (x$1000)   PRN AMT  PRN      CALL DISCRETION MANAGERS SOLE   SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP                 COM      001547108     331      27,300 SH            SOLE               27,300
ADVANCE AUTO PARTS INC           COM      00751Y106     494      15,000 SH            SOLE               15,000
ADVANCE AUTO PARTS INC           COM      00751Y956   1,647         500          PUT  SOLE                  N/A
AFFORDABLE RESIDENTIAL CMNTYS    BOND     00828UAB9   2,244   2,250,000 PNR           SOLE            2,250,000
AMERICAN AXLE & MFG HLDGS INC    COM      024061953     417         250          PUT  SOLE                  N/A
AMERICAN FINL REALTY TR          BOND     02607PAB3   6,548   7,000,000 PNR           SOLE            7,000,000
AMERICREDIT CORP                 COM      03060R101     352      14,100 SH            SOLE               14,100
AMERICREDIT CORP                 COM      03060R901   1,250         500          CALL SOLE                  N/A
AMYLIN PHARMACEUTICALS INC       BOND     032346AD0   6,118   4,100,000 PNR           SOLE            4,100,000
AON CORP                         BOND     037389AT0   3,975   2,500,000 PNR           SOLE            2,500,000
APPLIED DIGITAL SOLUTIONS        COM      038188306     109      67,000 SH            SOLE               67,000
ATHEROGENICS INC                 COM      047439954   3,293       2,500          PUT  SOLE                  N/A
ATHEROGENICS INC                 BOND     047439AB0   5,892   5,000,000 PNR           SOLE            5,000,000
ATHEROGENICS INC                 BOND     047439AD6   1,558   2,000,000 PNR           SOLE            2,000,000
BARRICK GOLD CORP                COM      067901108     372      12,100 SH            SOLE               12,100
BARRICK GOLD CORP                COM      067901958   1,536         500          PUT  SOLE                  N/A
BIOMARIN PHARMACEUTICAL INC      BOND     09061GAB7   9,543   8,656,000 PNR           SOLE            8,656,000
BLACK & DECKER CORP              COM      091797900   2,539         320          CALL SOLE                  N/A
CSX CORP                         BOND     126408GA5  13,070  11,000,000 PNR           SOLE           11,000,000
CV THERAPEUTICS INC              BOND     126667AD6   2,451   3,000,000 PNR           SOLE            3,000,000
CADENCE DESIGN SYSTEM INC        COM      127387108     807      47,600 SH            SOLE               47,600
CARNIVAL CORP                    BOND     143658AN2  18,682  15,031,000 PNR           SOLE           15,031,000
CENTURYTEL INC                   BOND     156700AH9   5,286   5,000,000 PNR           SOLE            5,000,000
PUT CHKP 17.5 10/21/06           COM      162825953     953         500          PUT  SOLE                  N/A
CHIPPAC INC                      BOND     169657AD5   4,915   5,000,000 PNR           SOLE            5,000,000
CIENA CORP                       BOND     171779AA9   3,960   4,100,000 PNR           SOLE            4,100,000
CIMAREX ENERGY CO                COM      171798101     619      17,600 SH            SOLE               17,600
CIMAREX ENERGY CO                COM      171798951   1,654         470          PUT  SOLE                  N/A
COMPUTER ASSOC INTL INC          BOND     204912AQ2   3,118   2,500,000 PNR           SOLE            2,500,000
COOPER COS INC                   BOND     216648AG0   1,291   1,000,000 PNR           SOLE            1,000,000
COVAD COMMUNICATIONS GROUP I     BOND     222814AR6   3,740   4,250,000 PNR           SOLE            4,250,000
COVENTRY HEALTH CARE INC         COM      222862104   1,036      20,100 SH            SOLE               20,100
CREDENCE SYS CORP                COM      225302108      84      29,400 SH            SOLE               29,400
CREDENCE SYS CORP                COM      225302958      84         294          PUT  SOLE                  N/A
DST SYS INC DEL                  BOND     233326AD9  23,871  17,957,000 PNR           SOLE           17,957,000
DANAHER CORP DEL                 BOND     235851AF9  20,923  20,690,000 PNR           SOLE           20,690,000
DICKS SPORTING GOODS INC         BOND     253393AB8   4,273   5,000,000 PNR           SOLE            5,000,000
DIGITAL RIV INC                  COM      25388B104     736      14,400 SH            SOLE               14,400
DOLLAR TREE STORES INC           COM      256747906     774         250          CALL SOLE                  N/A
DOMTAR INC                       COM      257561100     147      25,000 SH            SOLE               25,000
DUKE ENERGY CORP                 BOND     264399EJ1  24,510  18,929,000 PNR           SOLE           18,929,000
ELECTRONCIS FOR IMAGING INC      BOND     286082AA0   1,035   1,000,000 PNR           SOLE            1,000,000
EMCORE CORP                      BOND     290846AC8  10,988  10,500,000 PNR           SOLE           10,500,000
EXPEDIA INC DEL                  WARRANT  30212P121   3,753     246,900               SOLE                  N/A
FEI CO                           BOND     30241LAD1   7,322   7,500,000 PNR           SOLE            7,500,000
FORD MTR CO DEL                  COM      345370950     405         500          PUT  SOLE                  N/A
FOREST LABS INC                  COM      345838906   2,531         500          CALL SOLE                  N/A
FOUNDATION COAL HLDGS INC        COM      35039W950     971         300          PUT  SOLE                  N/A
GENENTECH INC                    COM      368710906   2,481         300          CALL SOLE                  N/A
GENENTECH INC                    COM      368710956   2,481         300          PUT  SOLE                  N/A
GENVEC INC                       COM      37246C109     104      92,971 SH            SOLE               92,971
GLOBAL CROSSING LTD              BOND     37932JAA1   9,074   8,500,000 PNR           SOLE            8,500,000
GRAFTECH INTL LTD                BOND     384313AB8   1,118   1,500,000 PNR           SOLE            1,500,000
GREATBATCH INC                   COM      39153L106     140       6,200 SH            SOLE                6,200
GREATBATCH INC                   COM      39153L956     452         200          PUT  SOLE                  N/A
GREY GLOBAL GROUP INC            BOND     39787MAB4   5,045   4,000,000 PNR           SOLE            4,000,000
HEADWATERS INC                   BOND     42210PAB8   3,587   3,500,000 PNR           SOLE            3,500,000
ICOS CORP                        BOND     449295AB0   2,400   2,784,000 PNR           SOLE            2,784,000
IMCLONE SYS INC                  COM      45245W109   3,999     141,200 SH            SOLE              141,200
IMCLONE SYS INC                  COM      45245W959   5,500        1942          PUT  SOLE                  N/A
IMCLONE SYS INC                  BOND     45245WAF6   2,638   3,000,000 PNR           SOLE            3,000,000
INTERNATIONAL  GAME TECHNOLOGY   BOND     459902AM4  11,033  12,500,000 PNR           SOLE           12,500,000
INTERPUBLIC GROUP COS INC        BOND     460690AT7   2,639   2,500,000 PNR           SOLE            2,500,000
INVITROGEN CORP                  BOND     46185RAK6   6,557   7,500,000 PNR           SOLE            7,500,000
JAKKS PAC INC                    BOND     47012EAB2   2,293   2,000,000 PNR           SOLE            2,000,000
JANUS CAP GROUP INC              COM      47102X105     505      25,600 SH            SOLE               25,600

Column 1                         Column 2  Column 3 Column 4          Column 5        Column 6   Column 7       Column 8
-------------------------------- -------- --------- -------- ------------------------ ---------- -------- ---------------------
                                                                                                          VOTING AUTHORITY
                                 TITLE OF             VALUE    SHRS OR  SH/      PUT/ INVESTMENT OTHER    ----------------
NAME OF ISSUER                     CLASS      CUSIP (x$1000)   PRN AMT  PRN      CALL DISCRETION MANAGERS SOLE   SHARED    NONE
-------------------------------------------------------------------------------------------------------------------------------
KV PHARMACEUTICAL CO             BOND     482740AC1   5,455   5,000,000 PNR           SOLE            5,000,000
KERR MCGEE CORP                  COM      492386957   5,916         853          PUT  SOLE                  N/A
LABORATORY CORP OF AMER HLDGS    BOND     50540RAC6  13,279  15,000,000 PNR           SOLE           15,000,000
MARATHON OIL CORP                COM      565849106   1,446      18,800 SH            SOLE               18,800
MARATHON OIL CORP                COM      565849956   2,307         300          PUT  SOLE                  N/A
MARKEL CORP                      BOND     570535AC8  29,026  60,500,000 PNR           SOLE           60,500,000
MAVERICK TUBE CORP               BOND     577914AB0  13,824   6,250,000 PNR           SOLE            6,250,000
MERCER INTL INC                  BOND     588056AG6   6,445   4,887,000 PNR           SOLE            4,887,000
MURPHY OIL CORP                  COM      626717102     747      15,700 SH            SOLE               15,700
MURPHY OIL CORP                  COM      626717902   3,842         808          CALL SOLE                  N/A
MURPHY OIL CORP                  COM      626717952   2,378         500          PUT  SOLE                  N/A
NABORS INDS INC                  BOND     629568AL0  10,463  10,000,000 PNR           SOLE           10,000,000
NASH FINCH CO                    BOND     631158AD4   3,923  10,000,000 PNR           SOLE           10,000,000
NEWMONT MINING CORP              COM      651639106     765      17,900 SH            SOLE               17,900
NEWMONT MINING CORP              COM      651639956   2,048         479          PUT  SOLE                  N/A
NOBLE ENERGY INC                 COM      655044955     905         141          PUT  SOLE                  N/A
NORTHWESTERN CORP                WARRANT  668074115   2,030      55,277               SOLE                  N/A
NUCOR CORP                       COM      670346105     337       6,800 SH            SOLE                6,800
NUCOR CORP                       COM      670346955   4,949       1,000          PUT  SOLE                  N/A
OSI PHARMACEUTICALS INC          COM      671040103      62       1,645 SH            SOLE                1,645
OSI PHARMACEUTICALS INC          COM      671040953   3,096         825          PUT  SOLE                  N/A
ODYSSEY RE HLDGS CORP            BOND     67612WAB4   1,589   1,000,000 PNR           SOLE            1,000,000
PPG INDS ING                     COM      693506907   3,354         500          CALL SOLE                  N/A
PPG INDS INC                     COM      693506957   3,354         500          PUT  SOLE                  N/A
PFIZER INC                       COM      717081953     851         300          PUT  SOLE                  N/A
POWERWAVE TECHNOLOGIES INC       COM      739363109      78      10,200 SH            SOLE               10,200
PRIDE INTL INC DEL               BOND     74153QAD4   6,049   5,000,000 PNR           SOLE            5,000,000
QUALCOMM INC                     COM      747525103     801      22,025 SH            SOLE               22,025
QUALCOMM INC                     COM      747525953   1,094         301          PUT  SOLE                  N/A
REALNETWORKS INC                 BOND     75605LAB0   3,102   2,500,000 PNR           SOLE            2,500,000
SAKS INC                         BOND     79377WAL2   2,397   1,950,000 PNR           SOLE            1,950,000
SANDISK CORP                     BOND     80004CAC5   5,713   6,000,000 PNR           SOLE            6,000,000
SARA LEE CORP                    COM      803111953     386         240          PUT  SOLE                  N/A
SCHLUMBERGER LTD                 COM      806857958   6,203       1,000          PUT  SOLE                  N/A
SCHLUMBERGER LTD                 BOND     806857AD0  16,305  10,000,000 PNR           SOLE           10,000,000
SELECTIVE INS GROUP INC          BOND     816300AB3  19,551  28,500,000 PNR           SOLE           28,500,000
SHUFFLE MASTER INC               BOND     825549AB4   1,401   1,250,000 PNR           SOLE            1,250,000
SILICON VY BANCSHARES            BOND     827064AC0  16,182  12,000,000 PNR           SOLE           12,000,000
SIRIUS SATELLITE RADIO INC       BOND     82966UAC7   6,606   6,000,000 PNR           SOLE            6,000,000
SKECHERS USA INC                 BOND     830566AB1   5,487   5,320,000 PNR           SOLE            5,320,000
SONY CORP                        COM      835699957   4,036       1,000          PUT  SOLE                  N/A
TEKELEC                          COM      879101953     236         182          PUT  SOLE                  N/A
THORATEC CORP                    BOND     885175AB5   2,162   3,500,000 PNR           SOLE            3,500,000
TRANSOCEAN SEDCO FOREX INC       BOND     893830AD1   4,656   4,300,000 PNR           SOLE            4,300,000
TRIMBLE NAVIGATION LTD           COM      896239100     287       6,096 SH            SOLE                6,096
TRIMBLE NAVIGATION LTD           COM      896239950     683         145          PUT  SOLE                  N/A
UNITED RENTALS NORTH AMER in     BOND     911365AH7   5,878   4,840,000 PNR           SOLE            4,840,000
UNITED STATES STL CORP NEW       COM      912909108     588      10,200 SH            SOLE               10,200
UNITED STATES STL CORP NEW       COM      912909958   2,307         400          PUT  SOLE                  N/A
UNITEDHEALTH GROUP INC           COM      91324P102   1,809      36,775 SH            SOLE               36,775
UNIVISION COMMUNICATIONS INC     COM      914906902   1,717         500          CALL SOLE                  N/A
UTSTARCOM INC                    BOND     918076AB6   4,501   5,000,000 PNR           SOLE            5,000,000
WMS INDS INC                     BOND     929297AE9   2,363   1,500,000 PNR           SOLE            1,500,000
WABASH NATL CORP                 BOND     929566AD9     986   1,000,000 PNR           SOLE            1,000,000
WALTER INDS INC                  BOND     93317QAC9  55,865  22,545,000 PNR           SOLE           22,545,000
WHIRLPOOL CORP                   COM      963320906   4,206         500          CALL SOLE                  N/A
WHIRLPOOL CORP                   COM      963320956   4,206         500          PUT  SOLE                  N/A
NABORS INDS INC                  COM      G6359F953   2,237         752          PUT  SOLE                  N/A